SEGMENT INFORMATION (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
SEGMENT INFORMATION
Schedule of results of operations and total assets by operating segment

The following tables present segment information (in thousands):

	For the Three Months Ended March 31,
	2015	2014

Revenues
Games	$55,045	$-
Payments	152,428	150,571
Total revenues	$207,473	$150,571

Operating income
Games	$614	$-
Payments	27,527	13,013
Total operating income	$28,141	$13,013

	At March 31,	At December 31,
Total assets	2015	2014
Games	$1,229,618	$1,242,822
Payments	495,646	464,463
Total assets	$1,725,264	$1,707,285

The following tables present segment information (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2015	2014	2015	2014

Revenues
Games	$54,868	$—	$109,913	$—
Payments	151,496	144,946	303,924	295,517
Total revenues	$206,364	$144,946	$413,837	$295,517

Operating income
Games	$4,199	$—	$4,813	$—
Payments	12,137	9,622	39,664	22,635
Total operating income	$16,336	$9,622	$44,477	$22,635

	At
	June 30, 2015	December 31, 2014
Total assets
Games	$1,229,054	$1,242,822
Payments	478,065	464,463
Total assets	$1,707,119	$1,707,285

The following tables present segment information (in thousands):

	For and At the Year Ended
	December 31,
	2014	2013	2012
Revenues
Games	$7,406	$—	$—
Payments	585,647	582,444	584,486
Total revenues	$593,053	$582,444	$584,486
Operating income
Games	$1,423	$—	$—
Payments	35,205	49,150	55,982
Total operating income	$33,782	$49,150	$55,982
Total assets
Games	$1,242,822	$—
Payments	464,463	527,327
Total assets	$1,707,285	$527,327